FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 101.0%
	COMMUNICATIONS — 11.6%
7,777	Alphabet, Inc. - Class A1	$1,890,589
6,334	Alphabet, Inc. - Class C1	1,542,646
12,062	AT&T, Inc.[1]	340,631
85	Booking Holdings, Inc.[1]	458,938
5,080	Comcast Corp. - Class A1	159,613
2,902	Meta Platforms, Inc. - Class A1	2,131,171
569	Netflix, Inc.*,1	682,185
4,504	Uber Technologies, Inc.*,1	441,257
7,076	Verizon Communications, Inc.[1]	310,990
2,410	Walt Disney Co.[1]	275,945
		8,233,965
	CONSUMER DISCRETIONARY — 9.6%
13,197	Amazon.com, Inc.*,1	2,897,665
1,401	Home Depot, Inc.[1]	567,671
800	Lowe's Cos., Inc.[1]	201,048
1,851	McDonald's Corp.[1]	562,500
6,051	NIKE, Inc. - Class B1	421,936
2,928	Starbucks Corp.[1]	247,709
3,883	Tesla, Inc.*,1	1,726,848
1,590	TJX Cos., Inc.	229,819
		6,855,196
	CONSUMER STAPLES — 5.1%
3,096	Altria Group, Inc.[1]	204,522
7,083	Coca-Cola Co.[1]	469,744
1,359	Colgate-Palmolive Co.[1]	108,638
633	Costco Wholesale Corp.[1]	585,924
2,443	Mondelez International, Inc. - Class A1	152,614
2,507	PepsiCo, Inc.[1]	352,083
2,840	Philip Morris International, Inc.[1]	460,648
3,918	Procter & Gamble Co.[1]	602,001
657	Target Corp.[1]	58,933
6,198	Walmart, Inc.[1]	638,766
		3,633,873
	ENERGY — 2.9%
3,935	Chevron Corp.[1]	611,066
3,045	ConocoPhillips[1]	288,027
10,346	Exxon Mobil Corp.[1]	1,166,511
		2,065,604
	FINANCIALS — 13.4%
1,025	American Express Co.[1]	340,464

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
10,135	Bank of America Corp.[1]	$522,865
3,375	Berkshire Hathaway, Inc. - Class B*,1	1,696,747
268	BlackRock, Inc.[1]	312,453
2,753	Charles Schwab Corp.[1]	262,829
3,246	Chubb Ltd.[1,2]	916,183
2,871	Citigroup, Inc.[1]	291,407
578	Goldman Sachs Group, Inc.[1]	460,290
4,274	JPMorgan Chase & Co.[1]	1,348,148
1,510	Mastercard, Inc. - Class A1	858,903
5,037	MetLife, Inc.[1]	414,898
2,284	Morgan Stanley[1]	363,065
1,846	PayPal Holdings, Inc.*,1	123,793
2,368	U.S. Bancorp[1]	114,445
3,182	Visa, Inc. - Class A1	1,086,271
5,055	Wells Fargo & Co.[1]	423,710
		9,536,471
	HEALTH CARE — 8.9%
4,271	Abbott Laboratories[1]	572,058
2,733	AbbVie, Inc.[1]	632,799
832	Amgen, Inc.[1]	234,790
3,137	Bristol-Myers Squibb Co.[1]	141,479
3,099	CVS Health Corp.[1]	233,634
994	Danaher Corp.[1]	197,070
571	Elevance Health, Inc.[1]	184,501
1,219	Eli Lilly & Co.[1]	930,097
1,928	Gilead Sciences, Inc.[1]	214,008
877	Intuitive Surgical, Inc.*,1	392,221
3,723	Johnson & Johnson[1]	690,319
3,158	Medtronic PLC[1,2]	300,768
3,912	Merck & Co., Inc.[1]	328,334
8,763	Pfizer, Inc.[1]	223,281
591	Thermo Fisher Scientific, Inc.[1]	286,647
2,266	UnitedHealth Group, Inc.[1]	782,450
		6,344,456
	INDUSTRIALS — 8.2%
1,523	3M Co.[1]	236,339
2,091	Boeing Co.*,1	451,301
1,350	Caterpillar, Inc.[1]	644,152
712	Deere & Co.[1]	325,569
1,106	Eaton Corp. PLC[2]	413,920
1,595	Emerson Electric Co.[1]	209,232

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
481	FedEx Corp.[1]	$113,425
3,028	General Electric Co. DBA GE Aerospace[1]	910,883
1,819	Honeywell International, Inc.[1]	382,899
590	Lockheed Martin Corp.[1]	294,534
3,723	RTX Corp.[1]	622,970
1,297	Union Pacific Corp.[1]	306,572
1,564	United Parcel Service, Inc. - Class B1	130,641
3,637	Waste Management, Inc.[1]	803,159
		5,845,596
	MATERIALS — 1.9%
2,900	Linde PLC[1,2]	1,377,500

	REAL ESTATE — 1.6%
5,883	American Tower Corp., REIT[1]	1,131,419

	TECHNOLOGY — 35.5%
1,184	Accenture PLC[1,2]	291,975
834	Adobe, Inc.*,1	294,194
2,838	Advanced Micro Devices, Inc.*,1	459,160
19,030	Apple, Inc.[1]	4,845,609
1,442	Applied Materials, Inc.[1]	295,235
8,168	Broadcom, Inc.[1]	2,694,705
20,496	Cisco Systems, Inc.[1]	1,402,336
7,542	Intel Corp.[1]	253,034
1,752	International Business Machines Corp.[1]	494,344
531	Intuit, Inc.[1]	362,625
9,360	Microsoft Corp.[1]	4,848,012
30,882	NVIDIA Corp.[1]	5,761,964
3,045	Oracle Corp.[1]	856,376
3,884	Palantir Technologies, Inc. - Class A*	708,519
1,943	QUALCOMM, Inc.[1]	323,238
585	S&P Global, Inc.[1]	284,725
1,812	Salesforce, Inc.[1]	429,444
390	ServiceNow, Inc.*,1	358,909
1,595	Texas Instruments, Inc.[1]	293,049
		25,257,453
	UTILITIES — 2.3%
3,510	Duke Energy Corp.[1]	434,362
9,342	NextEra Energy, Inc.[1]	705,228
4,978	Southern Co.[1]	471,765
		1,611,355
	TOTAL COMMON STOCKS
	(Cost $61,737,935)	71,892,888

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 12.0%
	CALL OPTIONS — 7.3%
	S&P 500 Index
40	Exercise Price: $6,000.01, Notional Amount: $24,000,040, Expiration Date: July 26, 2027*	$5,198,189
	TOTAL CALL OPTIONS
	(Cost $2,800,072)	5,198,189

	PUT OPTIONS — 4.7%
	iShares Core S&P 500 Index ETF
18	Exercise Price: $545.91, Notional Amount: $982,638, Expiration Date: July 26, 2027*	37,305
	S&P 500 Index
40	Exercise Price: $5,000.01, Notional Amount: $20,000,040, Expiration Date: July 26, 2027*	593,832
130	Exercise Price: $5,459.10, Notional Amount: $70,968,300, Expiration Date: July 26, 2027*	2,691,819
	TOTAL PUT OPTIONS
	(Cost $6,802,078)	3,322,956
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $9,602,150)	8,521,145

Number of Shares
	SHORT-TERM INVESTMENTS — 1.5%
1,043,263	UMB Bank, Money Market Special II Deposit Investment, 3.94%[3]	1,043,263
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $1,043,263)	1,043,263
	TOTAL INVESTMENTS — 114.5%
	(Cost $72,383,348)	81,457,296
	Liabilities in Excess of Other Assets — (14.5)%	(10,285,681)
	TOTAL NET ASSETS — 100.0%	$71,171,615

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	WRITTEN OPTIONS CONTRACTS — (13.8)%
	CALL OPTIONS — (12.1)%
	3M Co.
(4)	Exercise Price: $152.50, Notional Amount: $(61,000), Expiration Date: October 3, 2025*	$(1,520)
	Abbott Laboratories
(10)	Exercise Price: $134.00, Notional Amount: $(134,000), Expiration Date: October 3, 2025*	(1,070)
	AbbVie, Inc.
(6)	Exercise Price: $220.00, Notional Amount: $(132,000), Expiration Date: October 3, 2025*	(7,200)
	Accenture PLC
(3)	Exercise Price: $240.00, Notional Amount: $(72,000), Expiration Date: October 3, 2025*	(2,295)
	Adobe, Inc.
(2)	Exercise Price: $360.00, Notional Amount: $(72,000), Expiration Date: October 3, 2025*	(395)
	Advanced Micro Devices, Inc.
(7)	Exercise Price: $160.00, Notional Amount: $(112,000), Expiration Date: October 3, 2025*	(2,765)
	Alphabet, Inc. - Class A
(18)	Exercise Price: $247.50, Notional Amount: $(445,500), Expiration Date: October 3, 2025*	(2,421)
	Alphabet, Inc. - Class C
(15)	Exercise Price: $247.50, Notional Amount: $(371,250), Expiration Date: October 3, 2025*	(2,182)
	Altria Group, Inc.
(7)	Exercise Price: $66.00, Notional Amount: $(46,200), Expiration Date: October 3, 2025*	(378)
	Amazon.com, Inc.
(31)	Exercise Price: $220.00, Notional Amount: $(682,000), Expiration Date: October 3, 2025*	(7,502)
	American Express Co.
(2)	Exercise Price: $342.50, Notional Amount: $(68,500), Expiration Date: October 3, 2025*	(125)
	Amgen, Inc.
(2)	Exercise Price: $272.50, Notional Amount: $(54,500), Expiration Date: October 3, 2025*	(2,105)
	Apple, Inc.
(45)	Exercise Price: $255.00, Notional Amount: $(1,147,500), Expiration Date: October 3, 2025*	(9,225)
	Applied Materials, Inc.
(3)	Exercise Price: $205.00, Notional Amount: $(61,500), Expiration Date: October 3, 2025*	(884)
	AT&T, Inc.
(29)	Exercise Price: $28.50, Notional Amount: $(82,650), Expiration Date: October 3, 2025*	(319)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Bank of America Corp.
(24)	Exercise Price: $52.00, Notional Amount: $(124,800), Expiration Date: October 3, 2025*	$(744)
	Berkshire Hathaway, Inc. - Class B
(8)	Exercise Price: $500.00, Notional Amount: $(400,000), Expiration Date: October 3, 2025*	(3,540)
	BlackRock, Inc.
(1)	Exercise Price: $1,160.00, Notional Amount: $(116,000), Expiration Date: October 3, 2025*	(1,385)
	Boeing Co.
(5)	Exercise Price: $222.50, Notional Amount: $(111,250), Expiration Date: October 3, 2025*	(350)
	Bristol-Myers Squibb Co.
(7)	Exercise Price: $44.00, Notional Amount: $(30,800), Expiration Date: October 3, 2025*	(935)
	Broadcom, Inc.
(19)	Exercise Price: $335.00, Notional Amount: $(636,500), Expiration Date: October 3, 2025*	(5,690)
	Caterpillar, Inc.
(3)	Exercise Price: $465.00, Notional Amount: $(139,500), Expiration Date: October 3, 2025*	(3,975)
	Charles Schwab Corp.
(7)	Exercise Price: $96.00, Notional Amount: $(67,200), Expiration Date: October 3, 2025*	(567)
	Chevron Corp.
(9)	Exercise Price: $160.00, Notional Amount: $(144,000), Expiration Date: October 3, 2025*	(149)
	Cisco Systems, Inc.
(48)	Exercise Price: $68.00, Notional Amount: $(326,400), Expiration Date: October 3, 2025*	(3,768)
	Citigroup, Inc.
(7)	Exercise Price: $104.00, Notional Amount: $(72,800), Expiration Date: October 3, 2025*	(224)
	Coca-Cola Co.
(17)	Exercise Price: $66.00, Notional Amount: $(112,200), Expiration Date: October 3, 2025*	(1,071)
	Colgate-Palmolive Co.
(3)	Exercise Price: $79.00, Notional Amount: $(23,700), Expiration Date: October 3, 2025*	(390)
	Comcast Corp. - Class A
(12)	Exercise Price: $31.50, Notional Amount: $(37,800), Expiration Date: October 3, 2025*	(204)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	ConocoPhillips
(7)	Exercise Price: $98.00, Notional Amount: $(68,600),Expiration Date: October 3, 2025*	$(119)
	Costco Wholesale Corp.
(1)	Exercise Price: $920.00, Notional Amount: $(92,000), Expiration Date: October 3, 2025*	(1,085)
	CVS Health Corp.
(7)	Exercise Price: $76.00, Notional Amount: $(53,200), Expiration Date: October 3, 2025*	(928)
	Danaher Corp.
(2)	Exercise Price: $185.00, Notional Amount: $(37,000), Expiration Date: October 3, 2025*	(2,690)
	Deere & Co.
(2)	Exercise Price: $465.00, Notional Amount: $(93,000), Expiration Date: October 3, 2025*	(299)
	Eaton Corp. PLC
(3)	Exercise Price: $365.00, Notional Amount: $(109,500), Expiration Date: October 3, 2025*	(3,255)
	Eli Lilly & Co.
(3)	Exercise Price: $725.00, Notional Amount: $(217,500), Expiration Date: October 3, 2025*	(11,842)
	Emerson Electric Co.
(4)	Exercise Price: $129.00, Notional Amount: $(51,600), Expiration Date: October 3, 2025*	(1,110)
	Exxon Mobil Corp.
(24)	Exercise Price: $117.00, Notional Amount: $(280,800), Expiration Date: October 3, 2025*	(276)
	FedEx Corp.
(1)	Exercise Price: $237.50, Notional Amount: $(23,750), Expiration Date: October 3, 2025*	(187)
	General Electric Co. DBA GE Aerospace
(7)	Exercise Price: $295.00, Notional Amount: $(206,500), Expiration Date: October 3, 2025*	(4,970)
	Gilead Sciences, Inc.
(5)	Exercise Price: $112.00, Notional Amount: $(56,000), Expiration Date: October 3, 2025*	(455)
	Goldman Sachs Group, Inc.
(1)	Exercise Price: $802.50, Notional Amount: $(80,250), Expiration Date: October 3, 2025*	(615)
	Home Depot, Inc.
(3)	Exercise Price: $410.00, Notional Amount: $(123,000), Expiration Date: October 3, 2025*	(408)
	Honeywell International, Inc.
(4)	Exercise Price: $207.50, Notional Amount: $(83,000), Expiration Date: October 3, 2025*	(1,580)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Intel Corp.
(18)	Exercise Price: $35.50, Notional Amount: $(63,900), Expiration Date: October 3, 2025*	$(585)
	International Business Machines Corp.
(4)	Exercise Price: $287.50, Notional Amount: $(115,000), Expiration Date: October 3, 2025*	(662)
	Intuit, Inc.
(1)	Exercise Price: $700.00, Notional Amount: $(70,000), Expiration Date: October 3, 2025*	(170)
	Intuitive Surgical, Inc.
(2)	Exercise Price: $440.00, Notional Amount: $(88,000), Expiration Date: October 3, 2025*	(1,970)
	Johnson & Johnson
(9)	Exercise Price: $180.00, Notional Amount: $(162,000), Expiration Date: October 3, 2025*	(5,130)
	JPMorgan Chase & Co.
(10)	Exercise Price: $317.50, Notional Amount: $(317,500), Expiration Date: October 3, 2025*	(1,790)
	Lockheed Martin Corp.
(1)	Exercise Price: $490.00, Notional Amount: $(49,000), Expiration Date: October 3, 2025*	(1,115)
	Lowe's Cos., Inc.
(2)	Exercise Price: $257.50, Notional Amount: $(51,500), Expiration Date: October 3, 2025*	(47)
	Mastercard, Inc. - Class A
(4)	Exercise Price: $565.00, Notional Amount: $(226,000), Expiration Date: October 3, 2025*	(2,960)
	McDonald's Corp.
(4)	Exercise Price: $305.00, Notional Amount: $(122,000), Expiration Date: October 3, 2025*	(636)
	Medtronic PLC
(7)	Exercise Price: $95.00, Notional Amount: $(66,500), Expiration Date: October 3, 2025*	(641)
	Merck & Co., Inc.
(9)	Exercise Price: $78.00, Notional Amount: $(70,200), Expiration Date: October 3, 2025*	(5,422)
	Meta Platforms, Inc. - Class A
(7)	Exercise Price: $740.00, Notional Amount: $(518,000), Expiration Date: October 3, 2025*	(4,165)
	Microsoft Corp.
(22)	Exercise Price: $512.50, Notional Amount: $(1,127,500), Expiration Date: October 3, 2025*	(16,995)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	Mondelez International, Inc. - Class A
(6)	Exercise Price: $64.00, Notional Amount: $(38,400), Expiration Date: October 3, 2025*	$(75)
	Morgan Stanley
(5)	Exercise Price: $160.00, Notional Amount: $(80,000), Expiration Date: October 3, 2025*	(623)
	Netflix, Inc.
(1)	Exercise Price: $1,210.00, Notional Amount: $(121,000), Expiration Date: October 3, 2025*	(840)
	NextEra Energy, Inc.
(22)	Exercise Price: $76.00, Notional Amount: $(167,200), Expiration Date: October 3, 2025*	(1,221)
	NIKE, Inc. - Class B
(14)	Exercise Price: $69.00, Notional Amount: $(96,600), Expiration Date: October 3, 2025*	(4,935)
	NVIDIA Corp.
(73)	Exercise Price: $177.50, Notional Amount: $(1,295,750), Expiration Date: October 3, 2025*	(70,627)
	Oracle Corp.
(7)	Exercise Price: $282.50, Notional Amount: $(197,750), Expiration Date: October 3, 2025*	(3,185)
	Palantir Technologies, Inc. - Class A
(9)	Exercise Price: $177.50, Notional Amount: $(159,750), Expiration Date: October 3, 2025*	(6,052)
	PayPal Holdings, Inc.
(4)	Exercise Price: $68.00, Notional Amount: $(27,200), Expiration Date: October 3, 2025*	(224)
	PepsiCo, Inc.
(6)	Exercise Price: $140.00, Notional Amount: $(84,000), Expiration Date: October 3, 2025*	(882)
	Pfizer, Inc.
(21)	Exercise Price: $23.50, Notional Amount: $(49,350), Expiration Date: October 3, 2025*	(4,210)
	Philip Morris International, Inc.
(7)	Exercise Price: $165.00, Notional Amount: $(115,500), Expiration Date: October 3, 2025*	(280)
	Procter & Gamble Co.
(9)	Exercise Price: $152.50, Notional Amount: $(137,250), Expiration Date: October 3, 2025*	(1,696)
	QUALCOMM, Inc.
(5)	Exercise Price: $170.00, Notional Amount: $(85,000), Expiration Date: October 3, 2025*	(320)
	RTX Corp.
(9)	Exercise Price: $162.50, Notional Amount: $(146,250), Expiration Date: October 3, 2025*	(5,400)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	S&P 500 Index
(40)	Exercise Price: $5,000.01, Notional Amount: $(20,000,040), Expiration Date: July 26, 2027*	$(8,331,728)
	S&P Global, Inc.
(1)	Exercise Price: $490.00, Notional Amount: $(49,000), Expiration Date: October 3, 2025*	(170)
	Salesforce, Inc.
(4)	Exercise Price: $245.00, Notional Amount: $(98,000), Expiration Date: October 3, 2025*	(326)
	ServiceNow, Inc.
(1)	Exercise Price: $937.50, Notional Amount: $(93,750), Expiration Date: October 3, 2025*	(600)
	Southern Co.
(12)	Exercise Price: $94.00, Notional Amount: $(112,800), Expiration Date: October 3, 2025*	(1,350)
	Starbucks Corp.
(7)	Exercise Price: $83.00, Notional Amount: $(58,100), Expiration Date: October 3, 2025*	(1,474)
	Target Corp.
(2)	Exercise Price: $88.00, Notional Amount: $(17,600), Expiration Date: October 3, 2025*	(464)
	Tesla, Inc.
(9)	Exercise Price: $437.50, Notional Amount: $(393,750), Expiration Date: October 3, 2025*	(13,365)
	Texas Instruments, Inc.
(4)	Exercise Price: $185.00, Notional Amount: $(74,000), Expiration Date: October 3, 2025*	(672)
	Thermo Fisher Scientific, Inc.
(1)	Exercise Price: $465.00, Notional Amount: $(46,500), Expiration Date: October 3, 2025*	(2,100)
	TJX Cos., Inc.
(4)	Exercise Price: $143.00, Notional Amount: $(57,200), Expiration Date: October 3, 2025*	(830)
	U.S. Bancorp
(6)	Exercise Price: $49.50, Notional Amount: $(29,700), Expiration Date: October 3, 2025*	(51)
	Uber Technologies, Inc.
(11)	Exercise Price: $98.00, Notional Amount: $(107,800), Expiration Date: October 3, 2025*	(1,524)
	Union Pacific Corp.
(3)	Exercise Price: $235.00, Notional Amount: $(70,500), Expiration Date: October 3, 2025*	(675)

FT Vest Hedged Equity Income Fund: Series A2

SCHEDULE OF INVESTMENTS - Continued

As of September 30, 2025 (Unaudited)

Number of Contracts		Value
	CALL OPTIONS (Continued)
	United Parcel Service, Inc. - Class B
(4)	Exercise Price: $84.00, Notional Amount: $(33,600), Expiration Date: October 3, 2025*	$(268)
	UnitedHealth Group, Inc.
(5)	Exercise Price: $345.00, Notional Amount: $(172,500), Expiration Date: October 3, 2025*	(2,587)
	Verizon Communications, Inc.
(17)	Exercise Price: $43.50, Notional Amount: $(73,950), Expiration Date: October 3, 2025*	(952)
	Visa, Inc. - Class A
(8)	Exercise Price: $337.50, Notional Amount: $(270,000), Expiration Date: October 3, 2025*	(4,320)
	Walmart, Inc.
(15)	Exercise Price: $103.00, Notional Amount: $(154,500), Expiration Date: October 3, 2025*	(1,365)
	Walt Disney Co.
(6)	Exercise Price: $113.00, Notional Amount: $(67,800), Expiration Date: October 3, 2025*	(1,251)
	Wells Fargo & Co.
(12)	Exercise Price: $85.00, Notional Amount: $(102,000), Expiration Date: October 3, 2025*	(486)
	TOTAL CALL OPTIONS
	(Proceeds $5,333,630)	(8,602,613)

	PUT OPTIONS — (1.7)%
	S&P 500 Index
(40)	Exercise Price: $6,000.01, Notional Amount: $(24,000,040), Expiration Date: July 26, 2027*	(1,197,878)
	TOTAL PUT OPTIONS
	(Proceeds $2,479,928)	(1,197,878)
	TOTAL WRITTEN OPTIONS CONTRACTS
	(Proceeds $7,813,558)	$(9,800,491)

ETF — Exchange-Traded Fund
PLC — Public Limited Company
REIT — Real Estate Investment Trust

* Non-income producing security.
[1] All or a portion of this security is segregated as collateral for purchased and written options contracts. The market value of the securities pledged as collateral is $8,291,409, which represents 11.65% of the total net assets of the Fund.
[2] Foreign security denominated in U.S. Dollars.
[3] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A2

PORTFOLIO COMPOSITION

As of September 30, 2025 (Unaudited)

Country of Investment*	Value	Percent of Total Net Assets
Ireland	$2,384,163	3.3%
Switzerland	916,183	1.3%
United States	78,156,950	109.9%
Total Investments	81,457,296	114.5%
Liabilities in Excess of Other Assets	(10,285,681)	(14.5)%
Total Net Assets	$71,171,615	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A2

SUMMARY OF INVESTMENTS

As of September 30, 2025 (Unaudited)

Security Type/Sector*	Percent of Total Net Assets
Common Stocks
Communications	11.6%
Consumer Discretionary	9.6%
Consumer Staples	5.1%
Energy	2.9%
Financials	13.4%
Health Care	8.9%
Industrials	8.2%
Materials	1.9%
Real Estate	1.6%
Technology	35.5%
Utilities	2.3%
Total Common Stocks	101.0%
Purchased Options Contracts	12.0%
Short-Term Investments	1.5%
Total Investments	114.5%
Liabilities in Excess of Other Assets	(14.5)%
Total Net Assets	100.0%

*	This table does not include written options contracts. Please refer to the Schedule of Investments for information on written options contracts.

See accompanying Notes to Schedule of Investments.

FT Vest Hedged Equity Income Fund: Series A2

NOTES TO SCHEDULE OF INVESTMENTS

September 30, 2025 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s Administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on the last day of each month and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the First Trust Capital Management L.P. (the “Investment Adviser”) as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value put and call options by taking the mid price between the bid and ask price. Certain exchange-traded options, such as Flexible Exchange® Options, are typically valued using a model-based price provided by a third-party pricing service provider.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

Note 2 – Fair Value Measurements and Disclosure

ASC 820 - Fair Value Measurements defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

FT Vest Hedged Equity Income Fund: Series A2

NOTES TO SCHEDULE OF INVESTMENTS - Continued

September 30, 2025 (Unaudited)

Under Fair Value Measurements, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2025:

	Level 1	Level 2	Level 3**	Total
Assets
Investments
Common Stocks*	$71,892,888	$-	$-	$71,892,888
Short-Term Investments	1,043,263	-	-	1,043,263
Total Investments	72,936,151	-	-	72,936,151
Purchased Options Contracts	-	8,521,145	-	8,521,145
Total Investments and Options	$72,936,151	$8,521,145	$-	$81,457,296

Liabilities
Written Options Contracts	$270,885	$9,529,606	$-	$9,800,491
Total Options	$270,885	$9,529,606	$-	$9,800,491

* All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

** The Fund did not hold any Level 3 securities at period end.